Postretirement Benefit Plans - Classification of Pension Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 10	$ 12
Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	157	163
Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	12	8
Equity Securities [Member] | Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	0	0
Equity Securities [Member] | Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	63	62
Equity Securities [Member] | Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	9	10
Debt Securities [Member] | Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	64	72
Debt Securities [Member] | Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	0	0
Insurance Contracts [Member] | Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	0	0
Insurance Contracts [Member] | Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	14	13
Insurance Contracts [Member] | Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	0	0
Other [Member] | Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	1	2
Other [Member] | Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	16	16
Other [Member] | Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 12	$ 8